Derivative Instruments (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									$ 63,990	$ 254,136	$ (36,056)
Total benefits and expenses	2,507,304	2,188,120	2,665,400	2,322,275	2,402,013	2,247,602	2,159,861	2,112,212	9,683,099	8,921,688	8,065,967
Net Income (Loss) Attributable to Parent	144,959	137,955	(49,612)	185,535	222,989	144,475	141,111	123,318	418,837	631,893	546,045
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements And Variable Annuity Contracts [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									70,177	115,009	(87,236)
Net Income (Loss) Attributable to Parent									18,920	25,454	(7,599)
Embedded Derivatives In Variable Annuity Contracts [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									142,050	104,613	(224,184)
Net Income (Loss) Attributable to Parent									70,123	6,367	(30,230)
Embedded Derivatives In Equity Indexed Annuities [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total benefits and expenses									(115,409)	(30,434)	(114,921)
Net Income (Loss) Attributable to Parent									$ (106,792)	$ 6,110	$ (55,915)